UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter               March 31, 2009
Ended:                                                -----------------------

Check here if Amendment [ ]; Amendment
Number:
                                                      -----------------------
   This Amendment (Check only one.): [ ]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Andreeff Equity Advisors, L.L.C.
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               140 East St. Lucia Lane
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               Santa Rosa Beach, FL 32459
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Form 13F File Number:
28-                       11306
                          --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Dane Andreeff
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Title:           Managing Member
                 -----------------------------------
Phone:           (850) 622-3353
                 -----------------------------------

Signature, Place, and Date of Signing:

    /s/ Dane Andreeff           Santa Rosa Beach, FL            May 7, 2009
---------------------------   -------------------------    ---------------------
       [Signature]                 [City, State]                   [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None




                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
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Form 13F Information Table Entry Total:                      58
                                             -----------------------------------

Form 13F Information Table Value Total:                   439,502
                                             -----------------------------------
                                                       (x thousand)



List of Other Included Managers:  NONE

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          COLUMN1              COLUMN2       COLUMN 3       COLUMN 4          COLUMN 5           COLUMN 6   COLUMN7      COLUMN 8
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                                                                        SHRS OR                INVESTMENT   OTHER   VOTING AUTHORITY
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   NAME OF ISSUER             TITLE OF CLASS  CUSIP     VALUE (x $1000) PRN AMT   SH/PRN PUT/  DISCRETION  MANAGERS SOLE SHARED NONE
                                                                                        /CALL
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ANNALY CAP MGMT INC           COM             035710409   1,242         89,573      SH           Sole               89,573

ARCHER DANIELS MIDLAND CO     COM             039483102   8,343         300,320     SH           Sole               300,320

ARDEA BIOSCIENCES INC         COM             03969P107   13,762        1,337,422   SH           Sole               1,337,422

ASTEC INDS INC                COM             046224101   623           23,750      SH           Sole               23,750

AURIZON MINES LTD             COM             05155P106   2,849         619,878     SH           Sole               619,878

BARRETT BILL CORP             COM             06846N104   5,523         248,333     SH           Sole               248,333

BARRICK GOLD CORP             COM             067901108   33,221        1,024,702   SH           Sole               1,024,702

BENIHANA INC                  CL A            082047200   1,885         727,968     SH           Sole               727,968

BENIHANA INC                  COM             082047101   1,486         588,608     SH           Sole               588,608

BIOGEN IDEC INC               COM             09062X103   18,232        347,811     SH           Sole               347,811

BROWN & BROWN INC             COM             115236101   1,254         66,308      SH           Sole               66,308

CALGON CARBON CORP            COM             129603106   751           53,000      SH           Sole               53,000

CAMECO CORP                   COM             13321L108   14,022        816,661     SH           Sole               816,661

CISCO SYS INC                 COM             17275R102   8,352         498,011     SH           Sole               498,011

CONOCOPHILLIPS                COM             20825C104   6,679         170,561     SH           Sole               170,561

DEPOMED INC                   COM             249908104   471           199,506     SH           Sole               199,506

DEUTSCHE BK AG LDN BRH        PS GOLD DL ETN  25154H749   26,476        1,339,866   SH           Sole               1,339,866

ELDORADO GOLD CORP NEW        COM             284902103   10,336        1,148,391   SH           Sole               1,148,391

FAMOUS DAVES AMER INC         COM             307068106   1,320         420,512     SH           Sole               420,512

FIVE STAR QUALITY CARE INC    COM             33832D106   571           549,029     SH           Sole               549,029

FOSTER L B CO                 COM             350060109   370           14,900      SH           Sole               14,900

FRANKLIN COVEY CO             COM             353469109   673           153,402     SH           Sole               153,402

FREEPORT-MCMORAN COPPER & GO  COM             35671D857   28,460        746,796     SH           Sole               746,796

GEOKINETICS INC               COM PAR $0.01   372910307   5,014         1,533,193   SH           Sole               1,533,193

GENWORTH FINL INC             COM CL A        37247D106   1,888         993,831     SH           Sole               993,831

GOLDCORP INC NEW              COM             380956409   19,563        587,133     SH           Sole               587,133

GOODRICH PETE CORP            COM NEW         382410405   11,041        570,293     SH           Sole               570,293

HALLMARK FINL SVCS INC EC     COM NEW         40624Q203   1,191         171,834     SH           Sole               171,834

HEALTHCARE SVCS GRP INC       COM             421906108   1,339         89,474      SH           Sole               89,474

HILLTOP HOLDINGS INC          COM             432748101   1,219         106,900     SH           Sole               106,900

HMS HLDGS CORP                COM             40425J101   1,627         49,463      SH           Sole               49,463

HOLLY CORP                    COM PAR $0.01   435758305   959           45,250      SH           Sole               45,250

HUNTSMAN CORP                 COM             447011107   8,667         2,768,986   SH           Sole               2,768,986

INTERNATIONAL COAL GRP INC N  COM             45928H106   12,568        7,806,256   SH           Sole               7,806,256

J ALEXANDERS CORP             COM             466096104   1,597         567,351     SH           Sole               567,351

JOS A BANK CLOTHIERS INC      PUT             480838951   16,060        577,500     SH           Sole               577,500

KINROSS GOLD CORP             COM NO PAR      496902404   15,134        846,920     SH           Sole               846,920

MADDEN STEVEN LTD             COM             556269108   939           50,000      SH           Sole               50,000

MAG SILVER CORP               COM             55903Q104   173           38,700      SH           Sole               38,700

NOBLE ENERGY INC              COM             655044105   17,683        328,195     SH           Sole               328,195

NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC  67059L102   793           38,500      SH           Sole               38,500

NVIDIA CORP                   COM             67066G104   4,416         447,869     SH           Sole               447,869

OCCIDENTAL PETE CORP DEL      COM             674599105   28,604        514,003     SH           Sole               514,003

OMEGA HEALTHCARE INVS INC     COM             681936100   5,681         403,489     SH           Sole               403,489

OMEGA PROTEIN CORP            COM             68210P107   353           133,700     SH           Sole               133,700

PAN AMERICAN SILVER CORP      COM             697900108   18,693        1,073,099   SH           Sole               1,073,099

PEABODY ENERGY CORP           COM             704549104   8,470         338,278     SH           Sole               338,278

PETROBRAS BRASILEIRO SA PETRO SPONSORED ADR   71654V408   12,196        400,277     SH           Sole               400,277

PETROQUEST ENERGY INC         COM             716748108   2,398         999,231     SH           Sole               999,231

PLAINS EXPL& PRODTN CO        COM             726505100   3,889         225,688     SH           Sole               225,688

PORTFOLIO RECOVERY ASSOCS IN  COM             73640Q105   556           20,708      SH           Sole               20,708

SEACOR HOLDINGS INC           COM             811904101   10,467        179,510     SH           Sole               179,510

SILVERLEAF RESORTS INC        COM             828395103   1,672         2,653,472   SH           Sole               2,653,472

STONE ENERGY CORP             COM             861642106   3,327         999,231     SH           Sole               999,231

TEVA PHARMACEUTICAL INDS LTD  ADR             881624209   901           20,000      SH           Sole               20,000

TRANSOCEAN LTD                REG SHS         H8817H100   11,691        198,683     SH           Sole               198,683

ULTRA PETROLEUM CORP          COM             903914109   1,781         49,636      SH           Sole               49,636

VALERO ENERGY CORP NEW        COM             91913Y100   20,051        1,120,140   SH           Sole               1,120,140